SHORT-TERM INVESTMENTS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Short term investment	$ 184,231	$ 56,768
Weighted average interest rates of the short-term investments	2.50%
Wealth Management Products [Member]
Schedule of Investments [Line Items]
Short term investment	$ 184,231